Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2016
Oil and natural gas revenues	$289,512	$1,644	$—	$—	$291,156
Midstream services revenues	—	18,982	—	(13,764)	5,218
Realized gain on derivatives	9,286	—	—	—	9,286
Unrealized gain on derivatives	(41,238)	—	—	—	(41,238)
Expenses (1)	391,098	8,254	56,001	(13,764)	441,589
Operating (loss) income (2)	$(133,538)	$12,372	$(56,001)	$—	$(177,167)
Total Assets	$1,098,525	$140,459	$225,681	$—	$1,464,665
Capital Expenditures	$379,881	$67,566	$6,913	$—	$454,360
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(1) Expenses include depreciation, depletion and amortization expenses of $118.4 million, $2.7 million and $0.9 million for the exploration and production, midstream and corporate segments, respectively, and full-cost ceiling impairment expense of $158.6 million for the exploration and production segment.
(2) Includes $0.4 million in net income attributable to non-controlling interest in subsidiaries related to the midstream segment.

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2015
Oil and natural gas revenues	$277,844	$496	$—	$—	$278,340
Midstream services revenues	—	11,485	—	(9,621)	1,864
Realized gain on derivatives	77,094	—	—	—	77,094
Unrealized loss on derivatives	(39,265)	—	—	—	(39,265)
Expenses (1)	1,078,534	5,178	50,604	(9,621)	1,124,695
Operating (loss) income (2)	$(762,861)	$6,803	$(50,604)	$—	$(806,662)
Total Assets	$1,000,075	$75,980	$64,806	$—	$1,140,861
Capital Expenditures (3)	$622,642	$75,009	$786	$—	$698,437
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(1) Expenses include depreciation, depletion and amortization expenses of $176.7 million, $1.6 million and $0.5 million for the exploration and production, midstream and corporate segments, respectively, and full-cost ceiling impairment expense of $801.2 million for the exploration and production segment.
(2) Includes $0.3 million in net income attributable to non-controlling interest in subsidiaries related to the midstream segment.
(3) In October 2015, the Company sold the Wolf Processing Plant to EnLink and the cost basis of $31.0 million for those assets was removed from the total midstream assets.

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2014
Oil and natural gas revenues	$366,191	$1,521	$—	$—	$367,712
Midstream services revenues	—	4,929	—	(3,716)	1,213
Realized gain on derivatives	5,022	—	—	—	5,022
Unrealized loss on derivatives	58,302	—	—	—	58,302
Expenses (1)	220,374	2,703	32,557	(3,716)	251,918
Operating (loss) income (2)	$209,141	$3,747	$(32,557)	$—	$180,331
Total Assets	$1,388,261	$35,100	$11,129	$—	$1,434,490
Capital Expenditures	$597,351	$12,504	$517	$—	$610,372
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(1) Expenses include depreciation, depletion and amortization expenses of $133.1 million, $1.2 million and $0.4 million for the exploration and production, midstream and corporate segments, respectively.
(2) Includes $17,000 in net loss attributable to non-controlling interest in subsidiaries related to the midstream segment.